Consolidated Statements of Cash Flow - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net income		$ 1,017	$ 3,288
Adjustments for the following items:
Depreciation		1,997	2,102
Finance costs (note 14)	[1]	301	355
Net impairment charges (reversals) (notes 10 and 21)		1,671	(63)
Income tax expense (note 12)		664	1,344
Income from investment in equity investees (note 16)		(258)	(446)
Loss on currency translation		16	29
Gain on sale of non-current assets (note 9)		(405)	(213)
Change in working capital (note 15)		(322)	(273)
Other operating activities (note 15)		(217)	(203)
Operating cash flows before interest and income taxes		4,464	5,920
Interest paid		(305)	(303)
Interest received	[1]	89	35
Income taxes paid	[2]	(767)	(1,274)
Net cash provided by operating activities		3,481	4,378
INVESTING ACTIVITIES
Capital expenditures (note 5)		(3,049)	(2,435)
Sales proceeds		88	35
Divestitures (note 4)		0	27
Proceeds from sales of investments other than investments accounted for using equity method		381
Purchase of investments other than investments accounted for using equity method			(46)
Dividends received from equity method investments (note 16)		869	520
Shareholder loan repayments from equity method investments (note 16)		0	2
Net cash used in investing activities		(1,711)	(1,897)
FINANCING ACTIVITIES
Lease repayments		(20)	(20)
Debt repayments		(375)	(7)
Dividends (note 31)		(1,143)	(634)
Return of capital (note 31)		0	(750)
Share buyback program (note 31)		(424)	0
Funding from non-controlling interests (note 32)		0	12
Disbursements to non-controlling interests (note 32)		(833)	(1,104)
Other financing activities (note 15)		191	115
Net cash used in financing activities		(2,604)	(2,388)
Effect of exchange rate changes on cash and equivalents		(6)	(1)
Net increase (decrease) in cash and equivalents		(840)	92
Cash and equivalents at beginning of year (note 25a)		5,280	5,188
Cash and equivalents at the end of year		$ 4,440	$ 5,280

[1]	2021 figures have been restated to present the change in presentation to present interest received ($35 million) separately from finance costs.
[2]	Income taxes paid excludes $126 million (2021: $69 million) of income taxes payable that were settled against offsetting VAT receivables.